FINANCIAL DEBT WITH THIRD PARTIES (Details) / TABLE MOVEMENT OF DEBT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
New Leases / IFRS 16	$ 56,088,000	$ 0	$ 0
Foreign exchange gain (loss)	(9,080,000)	(28,836,000)	(23,427,000)
Borrowings	109,700,000
Non-current Senior Secured Notes	490,012,000	390,507,000
Brazilian bonds-Debentures	0	11,163,000
Bank borrowing	23,928,000	39,498,000
Total non-current	633,498,000	408,426,000
Current senior Secured Notes	11,909,722.2222222	9,528,000
Brazilian bonds-Debentures	0	3,545,000
Bank borrowing	23,180,000	35,111,000
Total current	87,116,722.2222222	51,342,000
TOTAL DEBT WITH THIRD PARTIES	720,614,722.222222	459,768,000
Third parties debt [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	459,768,000	486,291,000	534,935,000
New borrowing	173,717,000	58,462,000	474,465,000
Amortization	(157,567,000)	(81,675,000)	(534,460,000)
New Leases / IFRS 16	211,981,000	0	10,302,000
Interest accrued	51,255,000	30,656,000	44,892,000
Interest paid	(31,309,000)	(33,559,000)	(44,168,000)
Foreign exchange gain (loss)	0	0	0
Amortization (addition) fees	(794,000)	2,127,000	(4,415,000)
Translation differences	13,564,000	(2,534,000)	4,740,000
Borrowings	720,615,000	459,768,000	486,291,000
Non-current Senior Secured Notes	490,012,000	390,507,000
Brazilian bonds-Debentures	0	11,163,000
Bank borrowing	748,000	4,387,000
Total non-current	633,498,000	408,426,000
Current senior Secured Notes	11,909,722.2222222	9,528,000
Brazilian bonds-Debentures	0	3,545,000
Bank borrowing	23,180,000	35,111,000
Total current	87,116,722.2222222	51,342,000
TOTAL DEBT WITH THIRD PARTIES	720,614,722.222222	459,768,000
Senior Secured Notes | Third parties debt [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	400,035,000	398,346,000	303,350,000
New borrowing	100,170,000	0	400,000,000
Amortization	0	0	(300,000,000)
New Leases / IFRS 16	0	0	0
Interest accrued	29,779,000	24,500,000	23,609,000
Interest paid	(27,563,000)	(24,500,000)	(23,361,000)
Foreign exchange gain (loss)	0	0	0
Amortization (addition) fees	(499,000)	2,245,000	(5,252,000)
Translation differences	0	(556,000)	0
Borrowings	501,922,000	400,035,000	398,346,000
Brazilian bonds - Debentures | Third parties debt [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	14,708,000	21,055,000	156,596,000
New borrowing	0	0	22,320,000
Amortization	(14,513,000)	(3,543,000)	(162,591,000)
New Leases / IFRS 16	0	0	0
Interest accrued	441,000	1,809,000	15,373,000
Interest paid	(676,000)	(1,920,000)	(15,331,000)
Foreign exchange gain (loss)	0	0	0
Amortization (addition) fees	(295,000)	(118,000)	837,000
Translation differences	335,000	(2,575,000)	3,851,000
Borrowings	0	14,708,000	21,055,000
Finance lease payables | Third parties debt [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	5,527,000	10,498,000	3,636,000
New borrowing	0	0	0
Amortization	(56,088,000)	(4,221,000)	(2,816,000)
New Leases / IFRS 16	211,981,000	0	10,302,000
Interest accrued	18,307,000	856,000	425,000
Interest paid	(812,000)	(856,000)	(425,000)
Foreign exchange gain (loss)	0	0	0
Amortization (addition) fees	0	0	0
Translation differences	15,850,000	(750,000)	(624,000)
Borrowings	194,765,000	5,527,000	10,498,000
Other borrowings | Third parties debt [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	39,498,000	56,392,000	71,353,000
New borrowing	73,547,000	58,462,000	52,145,000
Amortization	(86,966,000)	(73,911,000)	(69,053,000)
New Leases / IFRS 16	0	0	0
Interest accrued	2,728,000	3,491,000	5,485,000
Interest paid	(2,258,000)	(6,283,000)	(5,051,000)
Foreign exchange gain (loss)	0	0	0
Amortization (addition) fees	0	0	0
Translation differences	(2,621,000)	1,347,000	1,513,000
Borrowings	$ 23,928,000	$ 39,498,000	$ 56,392,000